Inventories - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories
Finished goods	$ 11,728	$ 10,310
Work-in-process	7,297	7,492
Raw materials	15,562	19,021
Less: Inventory reserves	(6,700)	(4,597)
Inventories, net	$ 27,887	$ 32,226